SUBSEQUENT EVENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 24, 2022 CNY (¥) shares	Mar. 24, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsequent Event [Line Items]
Issuance of ordinary shares upon follow-on offering			¥ 500,380	$ 78,521	¥ 4,457,007	¥ 0
Private Placement | Subsequent Event
Subsequent Event [Line Items]
Issuance of ordinary shares upon follow-on offering	¥ 1,816,191	$ 285,000
Class B Ordinary Shares | Private Placement | Subsequent Event
Subsequent Event [Line Items]
Issuance of ordinary shares upon follow-on offering (in shares)	164,705,882	164,705,882
Class A Ordinary Shares | Private Placement | Subsequent Event
Subsequent Event [Line Items]
Issuance of ordinary shares upon follow-on offering (in shares)	304,705,880	304,705,880